Share Capital - Preferred Shares Textual (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Preference shares [member]
Disclosure of classes of share capital [line items]
Dividend payables	$ 0	$ 0
Redeemable preferred shares, series 1 preferred shares
Disclosure of classes of share capital [line items]
Dividend yield, quarterly	2.404%
Dividend yield, term	5 years
Dividend yield, term two	5 years
Redeemable preferred shares, series 2 preferred shares
Disclosure of classes of share capital [line items]
Dividend yield, quarterly	3.368%
Dividend yield, term	5 years
Dividend yield, term two	3 months
Conversion conditions, term	5 years
Redeemable preferred shares, series 3 preferred shares
Disclosure of classes of share capital [line items]
Dividend yield, quarterly	4.689%
Dividend yield, term two	5 years
Redeemable preferred shares, series 4 preferred shares
Disclosure of classes of share capital [line items]
Dividend yield, term two	5 years
Redeemable preferred shares, series 5 preferred shares
Disclosure of classes of share capital [line items]
Dividend yield, quarterly	4.50%
Dividend yield, term two	5 years
Dividend rate, basis spread on variable rate	3.57%
Redeemable preferred shares, series 6 preferred shares
Disclosure of classes of share capital [line items]
Dividend yield, term two	5 years
Redeemable preferred shares, series 7 preferred shares
Disclosure of classes of share capital [line items]
Dividend yield, quarterly	4.60%
Dividend yield, term two	5 years
Dividend rate, basis spread on variable rate	3.52%
Redeemable preferred shares, series 8 preferred shares
Disclosure of classes of share capital [line items]
Conversion conditions, term	5 years
Government of Canada Bond | Redeemable preferred shares, series 1 preferred shares
Disclosure of classes of share capital [line items]
Dividend rate, basis spread on variable rate	1.73%
Debt instrument, term	5 years
Government of Canada Bond | Redeemable preferred shares, series 3 preferred shares
Disclosure of classes of share capital [line items]
Dividend rate, basis spread on variable rate	3.13%
Debt instrument, term	5 years
Government of Canada Bond | Redeemable preferred shares, series 5 preferred shares
Disclosure of classes of share capital [line items]
Debt instrument, term	5 years
Government of Canada Bond | Redeemable preferred shares, series 7 preferred shares
Disclosure of classes of share capital [line items]
Debt instrument, term	5 years
90-day Government of Canada Treasury Bills | Redeemable preferred shares, series 2 preferred shares
Disclosure of classes of share capital [line items]
Dividend rate, basis spread on variable rate	1.73%
90-day Government of Canada Treasury Bills | Redeemable preferred shares, series 4 preferred shares
Disclosure of classes of share capital [line items]
Dividend rate, basis spread on variable rate	3.13%
90-day Government of Canada Treasury Bills | Redeemable preferred shares, series 6 preferred shares
Disclosure of classes of share capital [line items]
Dividend rate, basis spread on variable rate	3.57%
90-day Government of Canada Treasury Bills | Redeemable preferred shares, series 8 preferred shares
Disclosure of classes of share capital [line items]
Dividend rate, basis spread on variable rate	3.52%